Cash and cash equivalents and financial investments	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents and financial investments.
Cash and cash equivalents and financial investments

6.   Cash and cash equivalents and financial investments

	2024	2023
Cash and banks	47,228	30,053
Short-term investments maturing in up to 90 days (a)	69,656	33,689
Total	116,884	63,742
Cash and cash equivalents	116,884	63,742

(a)	Highly liquid short-term interest earning bank deposits are readily convertible into a known amount of cash and subject to an insignificant risk of change of value. They are substantially represented by interest earning bank deposits at rates varying from 90% to 100% (2023 - 100.5% to 103.0%) of the CDI rate (Interbank Interest Rate in Brazil).